Revenue from services provided to customers - Schedule of Disaggregation of Investment Banking Revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disaggregation Of Investment Banking Revenue [Abstract]
Equity underwriting and distribution fees	¥ 18,862	¥ 33,113	¥ 30,647
Debt underwriting and distribution fees	21,145	29,812	23,120
Financial advisory fees	53,946	64,240	37,760
Other fees	19,255	22,438	17,154
Total	¥ 113,208	¥ 149,603	¥ 108,681